Acquisition of Bao Li Gaming Promotion Limited (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable	$ 1,986,550
Estimated contingent purchase price- Bao Li Gaming	48,007,120
Bao Li Gaming [Member]
Estimated contingent purchase price- Bao Li Gaming	32,294,981	0	0
Bao Li Gaming [Member] | Gaming License Deposit [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable	12,520
Bao Li Gaming [Member] | Cash and Incentive Receivables [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable	146,026
Bao Li Gaming [Member] | Bad Debt Guarantee [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable	122,381
Bao Li Gaming [Member] | Non Compete Agreement [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable	723,484
Bao Li Gaming [Member] | Profit Interest Agreement [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable	$ 45,016,159